VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 11.3%
Rio Tinto Plc (ADR) †	212,343	$14,566,730
Brazil: 20.2%
Cia Siderurgica Nacional SA (ADR)	1,982,600	6,086,582
Gerdau SA (ADR)	1,207,133	5,951,163
Vale SA (ADR)	889,804	14,041,107
		26,078,852
Canada: 0.9%
Algoma Steel Group, Inc. (USD) †	140,551	1,135,652
Luxembourg: 5.2%
ArcelorMittal SA (USD) †	226,084	6,809,650
Netherlands: 4.5%
Ternium SA (ADR)	140,123	5,781,475
South Korea: 5.3%
POSCO Holdings, Inc. (ADR)	99,010	6,900,007
United States: 52.7%
ATI, Inc. * †	146,849	5,794,662
Carpenter Technology Corp.	65,831	2,946,596
Cleveland-Cliffs, Inc. * †	307,148	5,630,023
Commercial Metals Co.	122,865	6,008,098
Gibraltar Industries, Inc. *	41,780	2,026,330
Nucor Corp.	57,242	8,842,172
Olympic Steel, Inc. †	15,104	788,580
	Number of Shares	Value
United States (continued)
Reliance Steel & Aluminum Co.	22,321	$5,730,694
Ryerson Holding Corp.	50,197	1,826,167
Schnitzer Steel Industries, Inc.	36,865	1,146,501
Steel Dynamics, Inc.	56,673	6,407,449
SunCoke Energy, Inc.	113,198	1,016,518
Tenaris SA (ADR)	215,068	6,112,233
TimkenSteel Corp. *	59,571	1,092,532
United States Steel Corp.	221,069	5,769,901
Warrior Met Coal, Inc.	70,464	2,586,733
Worthington Industries, Inc.	67,273	4,349,199
		68,074,388
Total Common Stocks (Cost: $142,750,727)		129,346,754

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6%
Money Market Fund: 4.6% (Cost: $5,991,856)
State Street Navigator Securities Lending Government Money Market Portfolio	5,991,856	5,991,856
Total Investments: 104.7% (Cost: $148,742,583)		135,338,610
Liabilities in excess of other assets: (4.7)%		(6,105,577)
NET ASSETS: 100.0%		$129,233,033

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $20,511,656.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	93.7%	$121,208,191
Energy	4.7	6,112,233
Industrials	1.6	2,026,330
	100.0%	$129,346,754
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